THE CROWLEY PORTFOLIO GROUP, INC.
                    The Crowley Growth and Income Portfolio
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio
                              Annual Report Dated
                               November 30, 1996

Dear Shareholder:

We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. (the "Fund") for the fiscal year ending November 30, 1996. The Growth and Income and Income Portfolios have just completed their seventh year of operations, and all the Portfolios have combined assets in excess of 16.75 million dollars with 403 active accounts.

Management continues to invest the assets of the Portfolios in a manner which it believes corresponds to a low level of risk. The Crowley Growth and Income Portfolio had a total return of 5.55% for the period November 30, 1995 through November 30, 1996. The Crowley Growth and Income Portfolio continued to be invested conservatively with the common stock positions at approximately 38% of the Portfolio at fiscal year end. The remaining assets in the Portfolio were invested in a combination of corporate bonds (21%), preferred stocks (9%), government agency bonds (11%), and U.S. treasury bonds (14%), and the balance in cash and cash equivalents (7%). The Crowley Income Portfolio had a good year considering the rising interest rate environment. The total return was 4.16% during the period November 30, 1995 through November 30, 1996, while management was able to expand the weighted average maturity of the Portfolio. The weighted average maturity of the Portfolio at November 30, 1996 was approximately 10 years, up from just under 6 years a year earlier. If rates stabilize, this should increase the Portfolio's total return for future years.

The Crowley Diversified Management Portfolio had a total return of 13.67% during the period November 30, 1995 through November 30, 1996. The Diversified Management Portfolio is designed to be the most aggressive of the three Portfolios and is primarily invested in other mutual funds. The Crowley Diversified Management Portfolio was broadly invested in 35 mutual funds in Growth category (15.31%), followed by Small Company (12.52%), Growth/Income (10.47%), and Aggressive Growth (10.01%). The international portion of the Portfolio was at 27.18% as of November 30, 1996.

The enclosed report has been audited by the Funds' Independent Accountants and contains a list of the Funds' investments as of November 30, 1996. The Portfolios continue to be managed conservatively. We look forward to continued success.

Sincerely,


Robert A. Crowley, CFA
President

                        THE CROWLEY PORTFOLIO GROUP, INC.
                              FINANCIAL STATEMENTS
                                November 30, 1996

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware

We have audited the accompanying statements of assets and liabilities of The Crowley Growth & Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets, and the financial highlights for periods indicated thereon. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 1996, the results of their operations for the year then ended and changes in their net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



/s/ Tait, Weller & Baker
Philadelphia, Pennsylvania
December 23, 1996

                     The Crowley Growth and Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1996

Number of                                                               Percent of   Market Value
 Shares                Investments                                      Net Assets   (Note 1-A)
--------------------------------------------------------------------------------------------------

                       Common Stocks

                       Automotive -
2000                            Chrysler                                   1.05%    $   71,000
4000                            Ford Motor                                 1.94        131,000
2000                            General Motors                             1.71        115,250
                                                                          -----      ---------
                                                                           4.70        317,250


                       Building -
4000                            Medusa                                     2.05        138,500
1000                            Texas Industries                            .84         56,750
3000                            Vulcan Materials                           2.77        186,750
                                                                          -----      ---------
                                                                           5.66        382,000
                                                                          -----      ---------

                       Chemicals (Basic) -
3000                            Eastman Chemical                           2.54        171,375
                                                                          -----      ---------









See accompanying notes to financial statements

                     The Crowley Growth and Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996


Number of                                                               Percent of   Market Value
 Shares                Investments                                      Net Assets   (Note 1-A)
--------------------------------------------------------------------------------------------------

                       Common Stocks

                       Diversified Company -
7800                            Hanson PLC ADR                              .77%      $ 51,675
3000                            Hillenbrand                                1.64        110,625
4000                            ITT Industries                             1.39         93,500
2500                            Tenneco *                                  1.89        127,500
                                                                          -----      ---------
                                                                           5.69        383,300
                                                                          -----      ---------


                       Electrical Equipment -
1000                            Franklin Electric                           .60         40,750
1000                            General Electric                           1.55        104,000
                                                                          -----      ---------
                                                                           2.15        144,750
                                                                          -----      ---------

                       Foreign Telecommunications -
3000                            Vodafone                                   1.92        129,750
                                                                          -----      ---------

1000                   Forest, Paper & Container
                                Kimberly Clark                             1.45         97,875
                                                                           ----      ---------

7000                   Insurance (Life) -
                                Washington National                        2.89        195,125
                                                                          -----      ---------

                       Insurance (Diversified) -
5000                            Pioneer Financial Services                 1.37         92,500
                                                                          -----      ---------

                       Media & Services
4000                            Media General Class A                      1.88        127,000
                                                                          -----      ---------



See accompanying notes to financial statements

                     The Crowley Growth and Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996


Number of                                                               Percent of   Market Value
 Shares                Investments                                      Net Assets   (Note 1-A)
--------------------------------------------------------------------------------------------------

                       Common Stocks

                       Technology -
  1000                          USRobotics*                                1.17%     $  78,625
                                                                          -----      ---------

                       Telecommunication -
  4000                          AT&T                                       2.33        157,000
                                                                          -----      ---------

                       Transportation
  3000                          Canadian Pacific                           1.22         82,500
  6000                          Illinois Central                           3.03        204,000
                                                                          -----      ---------
                                                                           4.25        286,500
                                                                          -----      ---------

                       Total Common Stocks
                                (cost $2,326,216)                         38.00%    $2,563,050
                                                                          -----      ---------

                       Preferred Stocks
 10000                          Hartford Capital                           3.67%     $ 247,500
                                         Series A

  6000                          Lincoln National Capital                   2.37        159,750
                                         Series A, 8.75%

  5000                          Pacific Capital, 8.25%                     1.90        128,125


  4000                          Travelers Capital I, 8.00%                 1.50        101,000
                                                                          -----      ---------
                       Total Preferred Stocks
                                             (cost $625,625)               9.44%     $ 636,375
                                                                          -----      ---------


Par Value              Corporate Bonds & Notes

$200,000                    Bear Stearns, Note
                             7.500%, 12-16-16                              2.94%     $ 198,000

119,000                     Citicorp, Note
                             10.500%, 02-01-16                             1.81        121,844

200,000                     DuPont E.I. & Co., Debenture
                             8.25%, 01-15-22                               3.21        217,000

250,000                     Ford Motor Credit, Note
                             7.350%, 11-7-01                               3.71        250,235

100,000                     General Electric Capital
                             8.650%, 05-01-18                              1.51        101,593

200,000                     Limited Inc., Debenture
                             7.50%, 3-15-23                                2.76        186,000

300,000                     Wisconsin Power & Light,
                             Note
                             9.300%  12-01-25                              4.70        317,154
                                                                          -----      ---------

                  Total Corporate Bonds & Notes
                           (cost $1,404,040)                              20.64%    $1,391,826
                                                                          -----      ---------

See accompanying notes to financial statements

                     The Crowley Growth and Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

Number of                                                               Percent of   Market Value
 Shares                Investments                                      Net Assets   (Note 1-A)
--------------------------------------------------------------------------------------------------

                           U.S. Government Agency
$   200,000                         Federal Home Loan Mtg.
                                     8.15%, 9-12-06                        3.00%     $ 202,620
    300,000                         Federal Home Loan Bank
                                     8.00%, 9-18-06                        4.46        300,570
    250,000                         Federal Home Loan Mtg.
                                     7.05%, 11-21-11                       3.71%     $ 250,000
                                                                         ------      ---------
                  Total U.S. Government Agency
                           (cost $747,844)                                11.17%     $ 753,190
                                                                         ------      ---------
                           U.S. Government Securities
 1,000,000                          U.S. Treasury Note
                                     6.25%, 08-15-23                      14.40        971,250
                                                                         ------      ---------
                  Total U.S. Government Securities
                           (cost $961,875)                                14.40%     $ 971,250
                                                                         ------      ---------
                  Repurchase Agreements
   570,954                          Wilmington Trust Co.
                                     4.5%, dated 11-29-96
                                     due 12/2/96 secured by
                                     $566,827 U.S. Treasury
                                     Note, 5.75%,due 10-31-97,
                                     maturity value $571,236
                                     (cost $570,954)                       8.47%     $ 570,954
                                                                          -----      ---------

                  Total Investments
                           (cost $6,636,554)  (A)                        102.12%    $6,886,645

                  Liabilities in Excess of Other Assets                   (2.12)      (142,269)
                                                                         ------      ---------

                  Net Assets                                             100.00%    $6,744,376
                                                                         ======     ==========
(A)      Aggregate cost for federal income tax
         purposes is $6,636,554.
         At November 30, 1996 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                  Unrealized appreciation                                           $  349,603
                  Unrealized depreciation                                             ( 99,512)
                                                                                     ---------
                    Net unrealized appreciation                                     $  250,091
                                                                                     =========


* Non-Income Producing Security

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1996

Number of                                                               Percent of                  Market Value
 Shares                Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------
                       Preferred Stocks
4000                            Georgia Power                              1.05%                     $  100,000
                                         Series 7.75%
8000                            Hartford Capital
                                         Series A                          2.08                         198,000
6000                            Lincoln National Capital
                                         Series 8.75%                      1.68                         159,750
10000                           Pacific Telesis, 7.56%                     2.58                         246,250
10000                           Pacificorp Capital, 8.25%                  2.69                         256,250
8000                            Travelers Capital I, 8.00%                 2.12                         202,000
                                                                          -----                       ---------
                                Total Preferred Stocks
                                               (cost $1,148,453)          12.20%                     $1,162,250
                                                                          -----                       ---------

Par Value              Corporate Bonds & Notes
                       Auto & Truck -
$250,000                        Ford Holdings
                                 7.35%, 11-07-11                           2.62                         250,234
  40,000                        Ford Motor Credit Co. Note
                                 9.25%, 07-15-97                            .43                          40,831
 100,000                        Ford Motor Company 1993-A
                                 Pass Thru 5.78%, 01-01-99                 1.05                          99,781
  60,000                        Ford Motor  Credit Co. Note
                                 8.720%, 07-22-99                           .67                          63,769
  30,000                        Ford Motor Credit Co. Note
                                 8.000%, 01-15-99                           .32                          31,181
  50,000                        General Motors Acceptance
                                 Corp. Deb. 7.750%, 04-15-97                .53                          50,351
 300,000                        General Motors
                                 Corp. Note 7.700%, 04-15-16               3.32                         316,500
  50,000                        General Motors
                                 Corp. Note 9.625%, 12-01-00                .59                          55,773
                                                                          -----                       ---------
                                                                           9.53                         908,420
                                                                          -----                       ---------


See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes
                       Banking -
$ 60,000                        BankAmerica
                                 Corp. Note 7.750%, 07-15-02                .67%                      $  63,694
  30,000                        BankAmerica
                                 Corp. Note 7.875%, 12-01-02                .34                          32,147
  80,000                        Bankers Trust New York
                                 Corp. Note 9.500%, 06-14-00                .92                          87,950
  20,000                        Bankers Trust New York
                                 Corp. Note 9.400%, 03-01-01                .23                          22,206
 250,000                        Bankers Trust New York
                                 Deb. 7.500%, 11-15-15                     2.67                         253,710
  95,000                        Banque Paribas New York
                                 Note. 6.875%, 03-01-09                     .97                          92,194
  40,000                        Barclays American
                                 Corp. Note 7.875%, 08-15-98                .43                          41,312
  20,000                        Chase Manhattan
                                 Note 10.125%, 11-01-00                     .24                          22,678
  80,000                        Citicorp
                                 Note 10.500%, 02-01-16                     .86                          81,912



See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes

                       Banking - continued
$ 40,000                        First Union Corp.
                                 Note 9.450%, 06-15-99                      .45%                     $   43,144
 100,000                        First Union Corp.
                                 Note 9.890%, 03-13-01                     1.18                         112,732
  20,000                        Heller Financial Inc.
                                 Note 8.000%, 12-15-98                      .22                          20,737
                                                                          -----                       ---------
                                                                           9.18                         874,416
                                                                          -----                       ---------
                       Broadcasting & Cable T.V.
  50,000                        Cox Communications, Inc.
                                 Note 8.875%, 03-01-01                      .57                          54,727
                                                                          -----                       ---------

                       Chemical (Basic) -
 200,000                        DuPont E. I. Note 8.250%,
                                 1-15-22                                   2.28                         217,000
                                                                          -----                       ---------

                       Chemical (Diversified) -
  80,000                        ICI Wilmington
                                 Note 9.500%, 11-15-00                      .94                          89,137
                                                                          -----                       ---------





See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes
                       Diversified Company -
$ 70,000                        ITT Corp.
                                 Note 9.875%, 04-15-97                      .75%                     $   71,006
  30,000                        ITT Corp.
                                 Deb. 10.125%, 04-05-99                     .34                          32,555
                                                                          -----                       ---------
                                                                           1.09                         103,561
                                                                          -----                       ---------
                       Electric Utility -
  50,000                        Alabama Power Company
                                 1st Mortgage
                                 8.300%, 07-01-22                           .55                          52,539
  50,000                        Duke Power Company
                                 1st Ref & Mortgage
                                 8.625%, 03-01-22                           .56                          53,336
 200,000                        Oklahoma Gas & Electric
                                 1st Mortgage
                                 8.875%, 12-01-20                          2.15                         204,750
 206,000                        Iowa Electric Light
                                 1st Ref & Mortgage
                                 7.625%, 05-01-02                          2.19                         208,896
  35,000                        Mississippi Power & Light Co.
                                 General Ref Mortgage
                                 8.500%, 01-05-23                           .39                          36,785
 100,000                        Ohio Power Co.
                                 Note 6.875%, 06-01-03                     1.07                         102,036
  65,000                        Southern Calif. Edison Co.
                                 1st Mortgage
                                 8.875%, 06-01-24                           .71                          67,691
  70,000                        Teco Energy
                                 Note 9.220%, 10-15-97                      .76                          72,098
 250,000                        Virginia Electric & Power Co.
                                 Note 7.50%, 06-01-23                      2.63                         250,937
 100,000                        Wisconsin Pwr & Lt Company
                                 1st Mortgage                              1.11                         105,718
                                 9.30%, 12-01-25
 245,000                        Wisconsin Electric Pwr
                                 1st Mortgage                              2.70                         257,747
                                                                          -----                       ---------
                                 7.75%, 01-15-23                          14.82%                     $1,412,533
                                                                          -----                       ---------





See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes

                       Food Processing -
$100,000                        Quaker Oats Co.
                                 Medium-Term
                                 Note 9.000%, 12-17-01                     1.17%                     $  111,318
                                                                          -----                       ---------

                       Insurance (Diversified) -
  40,000                        Aetna Services, Inc.
                                 Note 8.625%, 03-01-98                      .43                          41,268
                                                                          -----                       ---------

                       Machinery (Construction &
                        Mining -
 200,000                        Caterpillar Inc.
                                 Note 6.810%, 08-24-99                     2.14                         203,900
                                                                          -----                       ---------

                       Natural Gas Industry -
 100,000                        British Gas Co.
                                 Note 8.750%, 03-15-98                     1.09                         103,437
                                                                          -----                       ---------

                       Office Equipment & Supplies -
 200,000                        Xerox Corp. Note
                                 7.400%, 11-21-11                          2.10                         200,000
                                                                          -----                       ---------
                       Oil & Gas
  50,000                        Societe Nat. Elf Aquitaine                  .54                          51,781
                                                                          -----                       ---------
                                 Note 7.750%, 05-01-99





See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes

                       Paper and Forest Products -
$ 50,000                        International Paper Company
                                 Deb. 9.700%, 03-15-00                      .58%                     $   55,195
                                                                          -----                       ---------

                       Petroleum (Integrated) -
  70,000                        Pennzoil Co. Note 9.625%,
                                 11-15-99                                   .79                          75,753
                                                                          -----                       ---------

                       Retail Store Industry -
  50,000                        Dayton Hudson Corp. Note
                                 10.000%, 12-01-00                          .59                          56,297
 200,000                        Limited, Deb.
                                 7.500%, 03-15-23                          1.95                         186,000
  30,000                        Sears Roebuck & Co. Note
                                 9.250%, 08-01-97                           .32                          30,675
  30,000                        Wal Mart Stores Note
                                 9.100%, 07-15-00                           .35                          32,878
                                                                          -----                       ---------
                                                                           3.21%                     $  305,850
                                                                          -----                       ---------






See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes

                       Securities Brokerage Industry -
$  35,000                       Bear Stearns Companies Note
                                 9.375%, 06-01-01                           .41%                     $   39,052
  200,000                       Bear Stearns Companies Note
                                 7.500%, 12-16-16                          2.08                         198,000
  50,000                        Lehman Bros Holdings Inc Note
                                 7.625%, 06-15-97                           .53                          50,460
 100,000                        Lehman Bros Inc Sr Sub note
                                 7.000%, 05-15-97                          1.05                         100,484
 200,000                        Lehman Bros Holding Inc. Note
                                 8.500%, 05-01-07                          2.31                         219,874
  40,000                        Morgan Stanley Group Note
                                 7.875%, 12-15-98                           .43                          41,437
  30,000                        Morgan Stanley Group Note
                                 8.100%, 06-24-02                           .34                          32,339
 100,000                        Salomon Inc. Note
                                 9.500%, 07-01-97                          1.07                         102,060
 100,000                        Salomon Inc. Note
                                 7.05%, 01-15-98                           1.06                         101,219
  40,000                        Salomon Inc. Note
                                 9.100%, 03-15-98                           .45                          41,538
 100,000                        Salomon Inc. Note
                                 7.250%, 01-15-00                          1.07                         102,171
                                                                          -----                       ---------
                                                                          10.80%                     $1,028,634
                                                                          -----                       ---------









See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes

                       Telecommunications Service
                        Industry
$ 50,000                        General Telephone Co. Florida
                                 1st Mortgage,
                                 7.500%, 08-01-02                           .53%                       $ 50,469
 150,000                        GTE North, Inc.
                                 Note,
                                 7.625%, 05-15-26                          1.63                         155,555
 103,000                        General Telephone Co Kentucky
                                 1st Mortgage,
                                 7.750%, 06-01-03                          1.10                         104,545
 100,000                        Illinois Bell Telephone Co.
                                 Deb. 8.500%, 04-22-26                     1.10                         104,468
 250,000                        U.S. West Capital Funding,
                                 Inc., Note,                               2.62                         249,844
                                                                          -----                       ---------
                                 6.750%, 10-01-05                          6.98                         664,881
                                                                          -----                       ---------

                       Tobacco -
 100,000                        Philip Morris Note
                                 8.250%, 10-15-03                          1.14                         108,187
  30,000                        Philip Morris Note
                                 8.750%, 12-01-96                           .31                          30,000
 130,000                        Philip Morris Note
                                 7.750%, 05-01-99                          1.41                         134,508
                                                                          -----                       ---------
                                                                           2.86                         272,695
                                                                          -----                       ---------

                       Total Corporate Bonds & Notes
                                  (cost $6,777,538)                       71.10%                     $6,774,506
                                                                          -----                       ---------








See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

  Par                                                                   Percent of                  Market Value
 Value                 Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       U.S. Government Agency
$400,000               Federal Home Loan Bank
                        8.00%, 9-18-06                                     4.20%                     $  400,760
 200,000               Federal Home Loan Mtge. Corp.
                        6.29%, 02-07-06                                    2.06                         196,120
 200,000               Federal Home Loan Mtge. Corp.
                        8.15%, 09-12-06                                    2.13                         202,620
  80,000               Federal Home Loan Mtge. Corp.
                        8.325%, 07-15-09                                    .88                          83,800
 200,000               Federal Natl. Mtge. Assn. Deb.
                        8.400%, 10-25-04                                   2.21                         210,120
 305,000               Federal Home Loan Mtge. Corp.
                        7.05%, 11-21-11                                    3.20                         305,000
                                                                         ------                       ---------
                       Total U.S. Government Agency
                                 (cost $1,400,494)                        14.68%                     $1,398,420
                                                                         ------                       ---------

                       Repurchase Agreements
 284,068               Wilmington Trust Co. dated 11-29-
                       96, due 12-2-96, 4.5%, secured by
                       $282,020 U.S. Treasury Notes,
                       5.75%, due 10-31-99, maturity
                       value $284,208                                      2.98%                     $  284,068
                                (cost $284,068)                          ------                       ---------

                       Total Investments
                                 (cost $9,610,553) (A)                   100.96%                     $9,619,244

                       Liabilities in Excess of Other Assets               (.96)                        (90,479)
                                                                         ------                       ---------

                       Net Assets                                        100.00%                     $9,528,765
                                                                         ======                       =========

(A)      Aggregate cost for federal income tax purposes is $9,610,553.

         At November 30, 1996, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                       Unrealized appreciation                                                       $  115,873
                       Unrealized depreciation                                                        ( 107,182)
                                                                                                       --------
                         Net unrealized appreciation                                                 $    8,691
                                                                                                     ==========



See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1996

Number of                                                               Percent of                  Market Value
 Shares                Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       General Equity Funds

                       Aggressive Growth -
     676                      Strong Opportunity                           1.75%                     $   26,206
    2138                      Twentieth Century Ultra                      4.49                          67,355
    2358                      Wasatch Aggressive Equity                    3.77                          56,616
                                                                          -----                       ---------
                                                                          10.01                         150,177
                                                                          -----                       ---------

                       Balanced -
    1080                      Columbia Balanced                            1.59                          23,870
     507                      Dodge & Cox Balanced                         2.09                          31,310
                                                                          -----                       ---------
                                                                           3.68                          55,180
                                                                          -----                       ---------

                       Corporate - Investment Grade -
    3830                      Harbor Bond -                                2.95                          44,238
                                                                          -----                       ---------


                       Corporate - High Yield -
    4330                      Federated High Yield Trust                   2.67                          40,013
    2373                      Fidelity Capital & Income                    1.47                          22,114
    3530                      Strong High Yield                            2.69                          40,348
                                                                          -----                       ---------
                                                                           6.83                         102,475
                                                                          -----                       ---------

                       Growth -
     945                      Fidelity Stock Selection                     1.67                          25,040
    1701                      Longleaf Partners                            2.94                          44,085
     564                      Nicholas                                     2.62                          39,354
    1088                      Oakmark                                      2.51                          37,661
    1994                      Soundshore                                   3.20                          47,928
    1807                      Steinroe Special                             2.37                          35,619
                                                                          -----                       ---------
                                                                          15.31                         229,687
                                                                          -----                       ---------


See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1996

Number of                                                               Percent of                  Market Value
 Shares                Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------
                       General Equity Funds - continued

                       Growth/Income -
     995                      Babson Value                                 2.56%                     $   38,460
     335                      Dodge & Cox Stock                            1.85                          27,712
     780                      Mutual Beacon                                2.17                          32,484
    1174                      Neuberger & Berman Guardian                  2.14                          32,039
    1640                      Pelican                                      1.75                          26,323
                                                                          -----                       ---------
                                                                          10.47                         157,018
                                                                          -----                       ---------

                       Income -
    2093                      Berwyn Income                                1.80                          27,001
     932                      Lindner Dividend                             1.77                          26,618
    1662                      Gabelli Equity Income                        1.66                          24,878
                                                                          -----                       ---------
                                                                           5.23                          78,497
                                                                          -----                       ---------

                       Small Company -
    1606                      Heartland Value                              3.52                          52,764
    1493                      Meridian                                     3.08                          46,199
    2034                      PBGH Growth                                  3.65                          54,801
    1022                      Parkstone Small Cap.
                                 Series "B"                                2.27                          33,987
                                                                          -----                       ---------
                                                                          12.52%                     $  187,751
                                                                          -----                       ---------





See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996


Number of                                                               Percent of                  Market Value
 Shares                Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------

                       International Equity Funds

                       Foreign Equity -
    1185                      Managers International
                                 Equity                                    3.53%                    $    53,011
    6098                      Twentieth Century
                                 International Equity                      3.55                          53,238
                                                                         ------                      ----------
                                                                           7.08                         106,249
                                                                         ------                      ----------
                       Global Equity -
    2340                      Founders Worldwide Growth                    3.44                          51,682
    1479                      Janus Worldwide Fund                         3.54                          53,159
                                                                         ------                      ----------
                                                                           6.98                         104,841
                                                                         ------                      ----------

                       International Bond -
    4112                      T. Rowe Price International Bond             2.92                          43,839
    3971                      Scudder International Bond                   3.00                          44,995
    4157                      Warburg Global Fixed Income                  3.15                          47,227
                                                                          -----                       ---------
                                                                           9.07                         136,061
                                                                          -----                       ---------

                       Pacific Equity -
    6512                      T. Rowe Price - New Asia                     4.05                          60,694
                                                                         ------                      ----------

                       Total Mutual Funds
                                (cost $1,268,403)                         94.18%                     $1,412,868
                                                                         ------                       ---------
                    Repurchase Agreements
 $49,655            Wilmington Trust, 4 1/2% dated 11-
                       29-96 due 12/2/96, secured by
                       $49,297 U.S. Treasury Note, 5.75%
                       due 10-31-97, maturity value $49,679                3.31%                     $   49,655
                                (cost $49,655)                            -----                       ---------

                       Total Investments
                                (cost $1,318,058)  (A)                    97.49%                     $1,462,523

                       Other Assets Less Liabilities                       2.51                          37,682
                                                                         ------                       ---------

                       Net Assets                                        100.00%                     $1,500,205
                                                                         ======                       =========




See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1996

Number of                                                               Percent of                  Market Value
 Shares                Investments                                      Net Assets                   (Note 1-A)
-----------------------------------------------------------------------------------------------------------------
(A)      Aggregate cost for federal income tax purposes is $1,318,058.

         At November 30, 1996 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                       Unrealized appreciation                                                       $  146,792
                       Unrealized depreciation                                                         (  2,327)
                                                                                                     ----------

                                Net unrealized appreciation                                          $  144,465
                                                                                                     ==========










See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1996
--------------------------------------------------------------------------------

                                                    Growth
                                                   And Income        Income         Diversified
                                                   Portfolio       Portfolio         Portfolio
ASSETS
Investments at market value
    (Identified cost $6,636,554,
    $9,610,553 and $1,318,058,
    respectively)                                  $ 6,886,645     $ 9,619,244      $ 1,462,523
Cash                                                        --              --           38,655
Receivable for
    Interest                                            60,083         147,293               89
    Dividends                                            8,349              --               --
                                                   -----------     -----------      -----------
    Total assets                                     6,955,077       9,766,537        1,501,267
                                                   -----------     -----------      -----------

LIABILITIES
    Cash overdraft                                       5,628          32,321               --
    Investment securities payable                      198,000         198,000               --
    Accrued expenses                                     7,073           7,451            1,062
                                                   -----------     -----------      -----------
               Total liabilities                       210,701         237,772            1,062
                                                   -----------     -----------      -----------

NET ASSETS
    (500 million shares of $.01 par value
    common stock authorized; 605,470,
    874,008 and 123,523 shares issued
    and outstanding, respectively)                 $ 6,744,376     $ 9,528,765      $ 1,500,205
                                                   ===========     ===========      ===========

NET ASSET VALUE
    Offering and redemption price per share
    (Net assets/shares outstanding)                $     11.14     $     10.90      $     12.15
                                                   ===========     ===========      ===========

At November 30, 1996, net assets consisted of:
    Paid-in capital                                $ 6,180,327     $ 9,234,970      $ 1,297,396
    Accumulated undistributed net
     investment income                                 125,320         492,825            1,638
    Accumulated undistributed net
     realized gains (losses)                           188,638        (207,721)          56,706
    Net unrealized appreciation
     of investments                                    250,091           8,691          144,465
                                                   -----------     -----------      -----------
                                                   $ 6,744,376     $ 9,528,765      $ 1,500,205
                                                   ===========     ===========      ===========



--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 1996

--------------------------------------------------------------------------------

                                                Growth
                                              And Income      Income       Diversified
                                               Portfolio     Portfolio      Portfolio
INVESTMENT INCOME
    Interest income                            $ 183,452     $ 631,147      $   1,434
    Dividend income                               83,477        28,506         30,605
    Other income                                   1,117            --            258
                                               ---------     ---------      ---------
       Total income                              268,046       659,653         32,297
                                               ---------     ---------      ---------

EXPENSES
       Investment advisory fees (Note 2)          66,981        55,642         12,059
       Shareholder servicing fees (Note 2)        28,820        37,224          5,426
       Legal and audit fees                       17,050        15,150          5,018
       Custodian fees                              6,537        12,687            800
       Registration fees                           4,311         2,875          2,762
       Printing and postage                        1,668         1,772            362
       Insurance                                   1,300         1,300            250
       Directors fees                                150           150             75
       Miscellaneous                               3,576         2,537             --
                                               ---------     ---------      ---------
               Total expenses                    130,393       129,337         26,752
                                               ---------     ---------      ---------
               Investment income - net           137,653       530,316          5,545
                                               ---------     ---------      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
     Net realized gain (loss) from
       security transactions                     191,740      (143,224)        30,015
     Captial gain distribution from                   --            --         26,533
       regulated investment companies
     Change in unrealized appreciation
       of investments for the year                21,978        (1,524)        95,517
                                               ---------     ---------      ---------
       Net gain (loss) on investments            213,718      (144,748)       152,065
                                               ---------     ---------      ---------
       Net increase in net assets
        resulting from operations              $ 351,371     $ 385,568      $ 157,610
                                               =========     =========      =========



--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY GROWTH PORTFOLIO GROUP, INC.
CROWLEY GROWTH AND INCOME PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1996 and 1995
--------------------------------------------------------------------------------

                                                                    1996             1995
OPERATIONS
    Investment income - net                                     $   137,653      $   183,314
    Net realized gain on investments                                191,740          283,957
    Change in unrealized appreciation                                21,978          212,856
                                                                -----------      -----------
       Net increase in net assets resulting from operations         351,371          680,127

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
     ($.32 and $.12 per share)                                     (183,435)         (61,711)
    From net realized gains on investments
     ($.50 and $.40 per share)                                     (286,617)        (205,702)

CAPITAL SHARE TRANSACTIONS (a)                                      318,132          635,837
                                                                -----------      -----------
    Total increase                                                  199,451        1,048,551

NET ASSETS
    Beginning of year                                             6,544,925        5,496,374
                                                                -----------      -----------
    End of year
       (including undistributed investment income of
       $125,320 and $171,102, respectively)                     $ 6,744,376      $ 6,544,925
                                                                ===========      ===========

(a)  Summary of capital share activity follows:
                                              1996                              1995
                                      Shares           Amount           Shares           Amount
Shares sold                             34,760      $   373,438           81,977      $   881,682
Shares issued in
 reinvestment of distributions          44,303          470,052           26,529          267,413
                                   -----------      -----------      -----------      -----------
                                        79,063          843,490          108,506        1,149,095
Shares redeemed                        (49,012)        (525,358)         (47,196)        (513,258)
                                   -----------      -----------      -----------      -----------
  Net increase                          30,051      $   318,132           61,310      $   635,837
                                   ===========      ===========      ===========      ===========



--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY GROWTH PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1996 and 1995
--------------------------------------------------------------------------------

                                                                   1996             1995
OPERATIONS
    Investment income - net                                    $   530,316      $   501,522
    Net realized (loss) on investments                            (143,224)         (28,399)
    Change in unrealized appreciation                               (1,524)         278,509
                                                               -----------      -----------
      Net increase in net assets resulting from operations         385,568          751,632

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
     ($.62 and $.63 per share)                                    (502,187)        (385,139)

CAPITAL SHARE TRANSACTIONS (a)                                     704,926        1,919,980
                                                               -----------      -----------
    Total increase                                                 588,307        2,286,473

NET ASSETS
    Beginning of year                                            8,940,458        6,653,985
                                                               -----------      -----------
    End of year
       (including undistributed investment income
       of $492,825 and $464,696, respectively)                 $ 9,528,765      $ 8,940,458
                                                               ===========      ===========


(a)  Summary of capital share activity follows:
                                               1996                               1995
                                     Shares            Amount           Shares           Amount
Shares sold                            124,539      $ 1,325,485          237,444      $ 2,505,734
Shares issued in
 reinvestment of distributions          47,646          502,187           38,170          385,139
                                   -----------      -----------      -----------      -----------
                                       172,185        1,827,672          275,614        2,890,873
Shares redeemed                       (105,211)      (1,122,746)         (91,003)        (970,893)
                                   -----------      -----------      -----------      -----------
  Net increase                          66,974      $   704,926          184,611      $ 1,919,980
                                   ===========      ===========      ===========      ===========



--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

Year ended November 30, 1996 and the period April 1, 1995* to November 30, 1995
--------------------------------------------------------------------------------

                                                                    1996            1995

OPERATIONS

    Investment income (loss) - net                              $     5,545      $      (396)

    Net realized gain on investments                                 30,015              159

    Capital gain distribution from regulated
    investment companies                                             26,533               --

    Change in unrealized appreciation                                95,517           48,948
                                                                -----------      -----------

       Net increase in net assets resulting from operations         157,610           48,711



DISTRIBUTIONS TO SHAREHOLDERS

    From investment income - net ($.04 per share)                    (3,511)              --



CAPITAL SHARE TRANSACTIONS (a)                                      383,968          913,427
                                                                -----------      -----------

       Total increase                                               538,067          962,138



NET ASSETS

    Beginning of year                                               962,138               --
                                                                -----------      -----------

    End of year
       (Including undistributed investment income
       of $1,638 and $(396), respectively)                      $ 1,500,205      $   962,138
                                                                ===========      ===========




(a) Summary of capital share activity follows:
                                                1996                          1995
                                       Shares         Amount         Shares         Amount
Shares sold                              39,599      $ 450,041         91,820      $ 933,857
Shares issued in
    reinvestment of distributions           325          3,511             --             --
                                      ---------      ---------      ---------      ---------
                                         39,924        453,552         91,820        933,857
Shares redeemed                          (6,260)       (69,584)        (1,961)       (20,430)
                                      ---------      ---------      ---------      ---------
    Net increase                         33,664      $ 383,968         89,859      $ 913,427
                                      =========      =========      =========      =========



* Effective date of Portfolio's initial registration statement under the Securities Act of 1993, as amended.

--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY GROWTH AND INCOME PORTFOLIO


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                               YEAR ENDED NOVEMBER 30,
                                          1996           1995            1994            1993             1992
NET ASSET VALUE
  Beginning of year                   $    11.37      $    10.69      $    10.45      $    10.19      $     9.94
                                      ----------      ----------      ----------      ----------      ----------

INCOME FROM
    INVESTMENT OPERATIONS
  Net investment income                      .23             .32             .12             .11             .17
  Net gains on securities (both
    realized & unrealized)                   .36             .88             .63             .18             .32
                                      ----------      ----------      ----------      ----------      ----------
    Total from
       investment operations                 .59            1.20             .75             .29             .49
                                      ----------      ----------      ----------      ----------      ----------

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)                      (.32)           (.12)           (.11)           (.03)           (.17)
  Distributions (from
    realized capital gains)                 (.50)           (.40)           (.40)           ( --)           (.07)
                                      ----------      ----------      ----------      ----------      ----------
       Total distributions                  (.82)           (.52)           (.51)           (.03)           (.24)
                                      ----------      ----------      ----------      ----------      ----------


NET ASSET VALUE
    End of year                       $    11.14      $    11.37      $    10.69      $    10.45      $    10.19
                                      ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                5.55%          11.85%           7.41%           2.85%           4.93%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period
       (000 omitted)                  $    6,744      $    6,545      $    5,496      $    4,593      $    4,440
    Ratio of expenses to
       average net assets                   1.95%           1.93%           1.85%           1.61%           1.52%
    Ratio of net investment
       income to average
       net assets                           2.06%           3.00%           1.10%           1.00%           1.72%
    Portfolio turnover rate               182.41%         118.08%         107.37%         243.85%         178.78%
    Average commission rate
       paid per share                 $      .05             --              --              --              --




--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                                 YEAR ENDED NOVEMBER 30,
                                         1996            1995            1994           1993             1992
NET ASSET VALUE
  Beginning of year                  $    11.08      $    10.69      $    11.57      $    10.58      $    10.48
                                     ----------      ----------      ----------      ----------      ----------

INCOME FROM
    INVESTMENT OPERATIONS
  Net investment income                     .59             .65             .61             .65             .61
  Net gains (losses) on
    securities (both realized
    and unrealized)                        (.15)            .37            (.76)            .40             .22
                                     ----------      ----------      ----------      ----------      ----------
    Total from
       investment operations                .44            1.02            (.15)           1.05             .83
                                     ----------      ----------      ----------      ----------      ----------

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)                     (.62)           (.63)           (.66)           (.06)           (.61)
  Distributions (from realized
    capital gains)                          --             ( --)           (.07)           ( --)           (.12)
                                     ----------      ----------      ----------      ----------      ----------
       Total distributions                 (.62)           (.63)           (.73)           (.06)           (.73)
                                     ----------      ----------      ----------      ----------      ----------


NET ASSET VALUE
    End of year                      $    10.90      $    11.08      $    10.69      $    11.57      $    10.58
                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                               4.16%          10.12%          (1.43)%          9.97%           7.69%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period
       (000 omitted)                 $    9,529      $    8,940      $    6,654      $    5,423      $    4,133
    Ratio of expenses to
       average net assets                  1.39%           1.43%           1.37%           1.23%           1.20%
    Ratio of net investment
       income to average
       net assets                          5.62%           6.43%           6.28%           6.27%           6.11%
    Portfolio turnover rate               66.18%          31.60%          14.45%           1.17%          45.00%




--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                                     Period
                                                                 April 1, 1995(a)
                                                     Year Ended        To
                                                     November 30,   November 30,
                                                        1996           1995

NET ASSET VALUE
    Beginning of year                               $      10.71    $    10.00
                                                    ------------    ----------


INCOME FROM INVESTMENT OPERATIONS

    Net investment income                                    .05            --

    Net gains on securities
       (both realized & unrealized)                         1.43           .71
                                                    ------------    ----------

       Total from investment operations                     1.48           .71
                                                    ------------    ----------


LESS DISTRIBUTIONS

    Dividends (from net investment income)                  (.04)           --

    Distributions (from realized capital gains)               --            --
                                                    ------------    ----------

       Total distributions                                  (.04)           --
                                                    ------------    ----------


NET ASSET VALUE
    End of year                                     $      12.15    $    10.71
                                                    ============    ==========


TOTAL RETURN                                               13.87%         7.10%


RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period
       (000 omitted)                                $      1,500    $      962

    Ratio of expenses to average net assets                 2.22%         2.06%

    Ratio of net investment income (loss)
       to average net assets                                 .46%         (.09)% (b)

    Portfolio turnover rate                                20.69%           --


(a) Effective date of the Portfolio's initial registration under the Securities Act of 1933, as amended.

(b)  Annualized.

--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

November 30, 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund"), is an open-end diversified, investment company currently offering three series of shares: The Crowley Growth and Income Portfolio, The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Growth and Income Portfolio is a long-term growth of capital for investors, with the secondary objective being current income. The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

          SECURITY VALUATION

          Portfolio securities, which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

          FEDERAL INCOME TAXES

          The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1996, the Income Portfolio had a capital loss carry forward for Federal Income Tax purposes of approximately $207,700, of which $ 36,100 expires in the year 2002, $28,400 in 2003 and $143,200 in 2004.

THE CROWLEY PORTFOLIO GROUP, INC.

November 30, 1996

          SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

          As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal Income Tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

          USE OF ESTIMATES IN FINANCIAL STATEMENTS

          In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a management agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1% of the average daily net assets of The Crowley Growth and Income Portfolio, .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees; taxes; brokerage fees; accounting fees; legal fees; custodian and auditing fees; and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreements.

THE CROWLEY PORTFOLIO GROUP, INC.

November 30, 1996

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholders servicing agent, TCFG, will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG received a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the period December 1, 1995 to November 30, 1996, TCFG earned fees of $28,820, $37,224 and $5,426 from the Growth and Income Portfolio, Income Portfolio and Diversified Management Portfolio, respectively.

     Crowley Securities serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities Corp. and The Crowley Financial Group, Inc.

(3)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $10,316,821 and $10,611,141, respectively, in the Growth Portfolio and Income Portfolio, $6,550,700 and $5,733,075, respectively, in the Income Portfolio and $627,774 and $232,552, respectively, in the Crowley Diversified Management Portfolio.